Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 5,129,869	¥ 5,710,433
Maximum potential payout /Notional total	[1],[2]	197,511,423	204,781,587
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	205	242
Maximum potential payout /Notional total	[3]	¥ 7,361	¥ 8,422

[1]	Credit derivatives are disclosed in Note 3. "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	The amounts of collaterals held in connection with standby letters of credit and other guarantees are \6,115 million and \5,506 million as of March 31, 2016 and September 30, 2016, respectively.